Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contract (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 9,133	$ 3,296,583	$ 5,797,629	$ 1,699,886
Total COGS			4,852,631
Gross Profit	$ 5,633	$ 1,145,414	$ 944,998	179,945
Percentage of completion (POC)	0.00%		100.00%
Revenues - POC			$ 7,358,273
Bill to Date			7,358,273
Costs and estimated earnings in excess of billings on uncompleted contract				$ 1,657,998
Contract Revenues [Member]
Total Revenues			5,640,707
Other Revenue [Member]
Total Revenues			156,922
Contract COGS [Member]
Total COGS			4,184,033
Other COGS [Member]
Total COGS			$ 668,598